Cash and cash equivalents and Restricted cash (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash on hand	$ 10	$ 46
Cash at banks	2,356	0
Total	$ 2,366	$ 46	$ 2,756	$ 163